Share capital, share premium and shares held in treasury	12 Months Ended
Dec. 31, 2017
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Share capital, share premium and shares held in treasury

26 Share capital, share premium and shares held in treasury

Accounting policy

Shares of RELX PLC and RELX NV that are repurchased by the respective company and not cancelled are classified as shares held in treasury. The consideration paid, including directly attributable costs, is recognised as a deduction from equity. Shares of RELX PLC and RELX NV that are purchased by the Employee Benefit Trust are also classified as shares held in treasury, with the cost recognised as a deduction from equity. The consolidated share capital of the Group is the aggregate of the RELX PLC and RELX NV individual share capitals.

RELX PLC
CALLED UP SHARE CAPITAL – ISSUED AND FULLY PAID	No. of shares	2017 £m	No. of shares	2016 £m
At start of year	1,144,122,623	165	1,175,914,837	170
Issue of ordinary shares	2,019,483	–	1,907,786	–
Cancellation of shares	(22,460,000)	(3)	(33,700,000)	(5)
At end of year	1,123,682,106	162	1,144,122,623	165

RELX NV
CALLED UP SHARE CAPITAL – ISSUED AND FULLY PAID	No. of shares	2017 €m	No. of shares	2016 €m
At start of year	1,019,893,404	71	1,048,162,690	73
Issue of ordinary shares	2,067,694	–	1,730,714	–
Cancellation of shares	(22,000,000)	(1)	(30,000,000)	(2)
At end of year	999,961,098	70	1,019,893,404	71

		£m		£m
At end of year*		62		61

* The RELX NV sterling information has been translated using the exchange rates as disclosed in note 29 to the consolidated financial statements.

NUMBER OF ORDINARY SHARES	Year ended 31 December
	Shares in issue (millions)	Treasury shares (millions)	2017 Shares in issue net of treasury shares (millions)	2016 Shares in issue net of treasury shares (millions)
RELX PLC
At start of period	1,144.1	(63.6)	1,080.5	1,106.6
Issue of ordinary shares	2.0	–	2.0	1.9
Repurchase of ordinary shares	–	(23.1)	(23.1)	(29.2)
Net release of shares by the Employee Benefit Trust	–	0.7	0.7	1.2
Cancellation of shares	(22.5)	22.5	–	–
At end of year	1,123.6	(63.5)	1,060.1	1,080.5
RELX NV
At start of period	1,019.9	(57.7)	962.2	985.3
Issue of ordinary shares	2.1	–	2.1	1.7
Repurchase of ordinary shares	–	(21.4)	(21.4)	(26.1)
Net release of shares by the Employee Benefit Trust	–	0.7	0.7	1.3
Cancellation of shares	(22.0)	22.0	–	–
At end of year	1,000.0	(56.4)	943.6	962.2

At end of period - RELX PLC and RELX NV	2,123.6	(119.9)	2,003.7	2,042.7

During the year, RELX PLC repurchased 23.1m (2016: 29.2m; 2015: 25.7m) RELX PLC ordinary shares for an average price of 1,604p and RELX NV repurchased 21.4m (2016: 26.1m; 2015: 15.8m) RELX NV ordinary shares for an average price of €17.57. The total consideration for the repurchases was £700m (2016: £700m; 2015: £500m). These shares are held in treasury.

The Employee Benefit Trust purchases RELX PLC and RELX NV shares which, at the trustees’ discretion, can be used in respect of the exercise of share options and to meet commitments under conditional share awards. During the year, the Employee Benefit Trust purchased 1.2m RELX PLC shares and 1.3m RELX NV shares for a total cost of £39m (2016: £29m; 2015: £23m). At 31 December 2017, shares held by the Employee Benefit Trust were £82m (2016: £81m) at cost.

The issue of ordinary shares in the year relates to the exercise of share options. Details of share option and conditional share schemes are set out in note 7 on page 131.

All of the RELX PLC and RELX NV ordinary shares rank equally with respect to voting rights and rights to receive dividends, except for shares held in treasury by the respective parent company, which do not attract voting or dividend rights. There are no restrictions on the rights to transfer shares.

At 31 December 2017, RELX PLC shares held in treasury related to 3,493,817 (2016: 4,229,442) RELX PLC ordinary shares held by the Employee Benefit Trust; and 60,077,786 (2016: 59,415,287) RELX PLC ordinary shares held by the parent company. At 31 December 2017, RELX PLC shares held by the Employee Benefit Trust were £39m (2016: £38m) at cost. During December 2017, 22.5m (2016: 33.7m) RELX PLC ordinary shares held in treasury were cancelled.

At 31 December 2017, RELX NV shares held in treasury related to 3,775,905 (2016: 4,519,358) RELX NV ordinary shares held by the Employee Benefit Trust; and 52,563,100 (2016: 53,204,378) RELX NV ordinary shares held by the parent company. At 31 December 2017, RELX NV shares held by the Employee Benefit Trust were £43m (2016: £43m) at cost. During December 2017, 22.0m (2016: 30.0m) RELX NV ordinary shares held in treasury were cancelled.

On 7 December 2017, RELX PLC and RELX NV announced a non-discretionary programme to repurchase further ordinary shares up to the value of £100m. At 31 December 2017, an accrual of £100m was recognised in respect of this non-discretionary commitment. A further 3.3m RELX PLC ordinary shares and 2.9m RELX NV ordinary shares have been repurchased in January and February 2018 under this programme.